Acquisitions (Purchase Price) (Details) - USD ($) $ in Thousands			1 Months Ended
	Dec. 31, 2014	Apr. 29, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 1,887,963		$ 1,887,963	$ 1,875,698	$ 1,855,691
Enzymatics
Business Acquisition [Line Items]
Cash consideration			114,224
Fair value of contingent consideration			13,600
Purchase price			127,824
Cash and cash equivalents	1,178		1,178
Accounts receivable	2,813		2,813
Prepaid and other current assets	1,330		1,330
Fixed and other long-term assets	1,414		1,414
Accounts payable	(3,090)		(3,090)
Accruals and other current liabilities	(1,940)		(1,940)
Long term deferred tax liability	(21,558)		(21,558)
Goodwill	90,177		90,177
Assets acquired, goodwill, and liabilities assumed, net	127,824		127,824
Ingenuity
Business Acquisition [Line Items]
Cash consideration		$ 106,932
Purchase price	106,932
Cash and cash equivalents	4,449		4,449
Accounts receivable	2,018		2,018
Prepaid and other current assets	1,834		1,834
Current deferred tax asset	3,126		3,126
Fixed and other long-term assets	2,648		2,648
Long-term deferred tax asset	13,203		13,203
Accounts payable	(2,662)		(2,662)
Accruals and other current liabilities	(14,558)		(14,558)
Long term deferred tax liability	(16,402)		(16,402)
Goodwill	69,479		69,479
Long-term liabilities assumed	(557)		(557)
Assets acquired, goodwill, and liabilities assumed, net	106,932		106,932
Developed technology, licenses and know-how | Enzymatics
Business Acquisition [Line Items]
Intangible assets	28,600		28,600
Developed technology, licenses and know-how | Ingenuity
Business Acquisition [Line Items]
Intangible assets	37,903		37,903
Tradenames | Enzymatics
Business Acquisition [Line Items]
Intangible assets	6,600		6,600
Tradenames | Ingenuity
Business Acquisition [Line Items]
Intangible assets	3,359		3,359
In-process research and development | Ingenuity
Business Acquisition [Line Items]
Intangible assets	2,069		2,069
Customer relationships | Enzymatics
Business Acquisition [Line Items]
Intangible assets	22,300		22,300
Customer relationships | Ingenuity
Business Acquisition [Line Items]
Intangible assets	$ 1,023		$ 1,023